Derivatives and hedging activities (Details 4) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Credit protection sold/purchased
Credit protection sold	SFr (378.3)	SFr (586.0)
Credit protection purchased	356.0	564.9
Net credit protection (sold)/purchased	(22.3)	(21.1)
Other protection purchased	80.4	114.5
Fair value of credit protection sold	(2.5)	7.8
Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.8)	(12.6)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(71.1)	(109.2)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(281.3)	(388.2)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(25.9)	(88.6)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(48.5)	(83.5)
Credit protection purchased	44.9	80.2
Net credit protection (sold)/purchased	(3.6)	(3.3)
Other protection purchased	7.1	9.7
Fair value of credit protection sold	(1.1)	(1.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(329.8)	(502.5)
Credit protection purchased	311.1	484.7
Net credit protection (sold)/purchased	(18.7)	(17.8)
Other protection purchased	73.3	104.8
Fair value of credit protection sold	(1.4)	8.9
Investment grade
Credit protection sold/purchased
Credit protection sold	(288.7)	(428.7)
Credit protection purchased	276.9	413.9
Net credit protection (sold)/purchased	(11.8)	(14.8)
Other protection purchased	58.5	88.9
Fair value of credit protection sold	0.5	6.7
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(89.6)	(157.3)
Credit protection purchased	79.1	151.0
Net credit protection (sold)/purchased	(10.5)	(6.3)
Other protection purchased	21.9	25.6
Fair value of credit protection sold	(3.0)	1.1
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(264.8)	(370.4)
Credit protection purchased	249.7	353.9
Net credit protection (sold)/purchased	(15.1)	(16.5)
Other protection purchased	42.6	46.2
Fair value of credit protection sold	(2.2)	4.6
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(52.1)	(78.0)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(196.4)	(253.9)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(16.3)	(38.5)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(47.5)	(76.2)
Credit protection purchased	43.9	73.0
Net credit protection (sold)/purchased	(3.6)	(3.2)
Other protection purchased	6.1	8.6
Fair value of credit protection sold	(1.1)	(1.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(217.3)	(294.2)
Credit protection purchased	205.8	280.9
Net credit protection (sold)/purchased	(11.5)	(13.3)
Other protection purchased	36.5	37.6
Fair value of credit protection sold	(1.1)	5.7
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(199.6)	(266.5)
Credit protection purchased	188.6	254.0
Net credit protection (sold)/purchased	(11.0)	(12.5)
Other protection purchased	26.9	32.7
Fair value of credit protection sold	1.0	4.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(65.2)	(103.9)
Credit protection purchased	61.1	99.9
Net credit protection (sold)/purchased	(4.1)	(4.0)
Other protection purchased	15.7	13.5
Fair value of credit protection sold	(3.2)	0.1
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(113.5)	(215.6)
Credit protection purchased	106.3	211.0
Net credit protection (sold)/purchased	(7.2)	(4.6)
Other protection purchased	37.8	68.3
Fair value of credit protection sold	(0.3)	3.2
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.0)	(31.2)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(84.9)	(134.3)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(9.6)	(50.1)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(1.0)	(7.3)
Credit protection purchased	1.0	7.2
Net credit protection (sold)/purchased	0.0	(0.1)
Other protection purchased	1.0	1.1
Fair value of credit protection sold	0.0	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(112.5)	(208.3)
Credit protection purchased	105.3	203.8
Net credit protection (sold)/purchased	(7.2)	(4.5)
Other protection purchased	36.8	67.2
Fair value of credit protection sold	(0.3)	3.2
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(89.1)	(162.2)
Credit protection purchased	88.3	159.9
Net credit protection (sold)/purchased	(0.8)	(2.3)
Other protection purchased	31.6	56.2
Fair value of credit protection sold	(0.5)	2.2
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.4)	(53.4)
Credit protection purchased	18.0	51.1
Net credit protection (sold)/purchased	(6.4)	(2.3)
Other protection purchased	6.2	12.1
Fair value of credit protection sold	0.2	1.0
Bank
Credit protection sold/purchased
Credit protection sold	(378.3)	(586.0)
Credit protection purchased	356.0	564.9
Net credit protection (sold)/purchased	(22.3)	(21.1)
Other protection purchased	80.4	114.5
Fair value of credit protection sold	(2.5)	7.8
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.8)	(12.6)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(71.1)	(109.2)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(281.3)	(388.2)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(25.9)	(88.6)
Bank | Sovereigns
Credit protection sold/purchased
Credit protection sold	(48.5)	(83.5)
Credit protection purchased	44.9	80.2
Net credit protection (sold)/purchased	(3.6)	(3.3)
Other protection purchased	7.1	9.7
Fair value of credit protection sold	(1.1)	(1.1)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(329.8)	(502.5)
Credit protection purchased	311.1	484.7
Net credit protection (sold)/purchased	(18.7)	(17.8)
Other protection purchased	73.3	104.8
Fair value of credit protection sold	(1.4)	8.9
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(288.7)	(428.7)
Credit protection purchased	276.9	413.9
Net credit protection (sold)/purchased	(11.8)	(14.8)
Other protection purchased	58.5	88.9
Fair value of credit protection sold	0.5	6.7
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(89.6)	(157.3)
Credit protection purchased	79.1	151.0
Net credit protection (sold)/purchased	(10.5)	(6.3)
Other protection purchased	21.9	25.6
Fair value of credit protection sold	(3.0)	1.1
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(264.8)	(370.4)
Credit protection purchased	249.7	353.9
Net credit protection (sold)/purchased	(15.1)	(16.5)
Other protection purchased	42.6	46.2
Fair value of credit protection sold	(2.2)	4.6
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(52.1)	(78.0)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(196.4)	(253.9)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(16.3)	(38.5)
Bank | Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(47.5)	(76.2)
Credit protection purchased	43.9	73.0
Net credit protection (sold)/purchased	(3.6)	(3.2)
Other protection purchased	6.1	8.6
Fair value of credit protection sold	(1.1)	(1.1)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(217.3)	(294.2)
Credit protection purchased	205.8	280.9
Net credit protection (sold)/purchased	(11.5)	(13.3)
Other protection purchased	36.5	37.6
Fair value of credit protection sold	(1.1)	5.7
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(199.6)	(266.5)
Credit protection purchased	188.6	254.0
Net credit protection (sold)/purchased	(11.0)	(12.5)
Other protection purchased	26.9	32.7
Fair value of credit protection sold	1.0	4.5
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(65.2)	(103.9)
Credit protection purchased	61.1	99.9
Net credit protection (sold)/purchased	(4.1)	(4.0)
Other protection purchased	15.7	13.5
Fair value of credit protection sold	(3.2)	0.1
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(113.5)	(215.6)
Credit protection purchased	106.3	211.0
Net credit protection (sold)/purchased	(7.2)	(4.6)
Other protection purchased	37.8	68.3
Fair value of credit protection sold	(0.3)	3.2
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(19.0)	(31.2)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(84.9)	(134.3)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(9.6)	(50.1)
Bank | Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(1.0)	(7.3)
Credit protection purchased	1.0	7.2
Net credit protection (sold)/purchased	0.0	(0.1)
Other protection purchased	1.0	1.1
Fair value of credit protection sold	0.0	0.0
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(112.5)	(208.3)
Credit protection purchased	105.3	203.8
Net credit protection (sold)/purchased	(7.2)	(4.5)
Other protection purchased	36.8	67.2
Fair value of credit protection sold	(0.3)	3.2
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(89.1)	(162.2)
Credit protection purchased	88.3	159.9
Net credit protection (sold)/purchased	(0.8)	(2.3)
Other protection purchased	31.6	56.2
Fair value of credit protection sold	(0.5)	2.2
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(24.4)	(53.4)
Credit protection purchased	18.0	51.1
Net credit protection (sold)/purchased	(6.4)	(2.3)
Other protection purchased	6.2	12.1
Fair value of credit protection sold	SFr 0.2	SFr 1.0